OTHER COMPREHENSIVE (LOSS) INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Tax Effects Allocated to Each Component of Other Comprehensive (Loss) Income

The tax effects allocated to each component of other comprehensive (loss) income are as follows:

Years Ended December 31,	2012	2011	2010
Foreign currency translation adjustment	$(1,785)	$—	$—

Unrealized gain on derivative instrument	—	384	311
Income tax expense	—	(146)	(117)

Unrealized gain on derivative instrument, net of tax	—	238	194

Unrealized gain on available-for-sale securities	63	6	53
Income tax expense	(28)	(3)	(19)

Unrealized gain on available-for-sale securities, net of tax	35	3	34

Other comprehensive (loss) income	$(1,750)	$241	$228

Schedule of Accumulated Other Comprehensive Loss

The changes in accumulated other comprehensive loss, net of tax, are as follows:

Years Ended December 31,	2012	2011	2010
Foreign currency translation adjustment:
Beginning balance	$—	$—	$—
Current period other comprehensive loss	(1,785)	—	—

Ending balance	(1,785)	—	—

Derivative instrument:
Beginning balance	—	(238)	(432)
Current period other comprehensive income	—	238	194

Ending balance	—	—	(238)

Available-for-sale securities:
Beginning balance	(352)	(355)	(389)
Current period other comprehensive income	35	3	34

Ending balance	(317)	(352)	(355)

Accumulated other comprehensive loss, net of tax	$(2,102)	$(352)	$(593)